MoA Mid Cap Growth Fund Investment Risks - MoA Mid Cap Growth Fund	Dec. 31, 2025
General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment risk: Certain Funds may invest significantly in the securities of related issuers, such as those in a particular industry, group of industries, sector or geographic region. When a Fund so invests, the Fund’s performance depends to a greater extent on the overall condition of those issuers or the relevant industry, group of industries, sector or geographic region, and is more susceptible to events affecting, and the risks of, such issuers.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, loss of money is a risk of investing in the Fund.